  EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Multi-Hedge Strategies Fund in interactive data format.

Exhibit Index

Exhibit Number                                Description

EX-101.INS                                         XBRL Instance Document

EX-101.SCH                                         XBRL Taxonomy Extension Schema Document

EX-101.CAL                                         XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                          XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                                         XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                          XBRL Taxomony Extension Presentation Linkbase